Consolidated Statements of Operations and Comprehensive Income ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Net revenues
Total net revenues	¥ 1,309,085	$ 187,197	¥ 1,158,819	¥ 1,084,662
Cost of revenues	(1,099,057)	(157,163)	(974,951)	(924,958)
Fulfillment	(88,176)	(12,609)	(70,426)	(64,558)
Marketing	(83,953)	(12,005)	(47,953)	(40,133)
Research and development	(22,229)	(3,179)	(17,031)	(16,393)
General and administrative	(11,980)	(1,713)	(8,888)	(9,710)
Impairment of goodwill	(1,303)	(186)	(799)	(3,143)
Impairment of long-lived assets	0	0	(1,562)	(2,025)
Gain on sale of development properties	387	55	1,527	2,283
Income from operations	2,774	397	38,736	26,025
Other income/(expense)
Share of results of equity investees	8,025	1,147	2,327	1,010
Interest expense	(2,803)	(401)	(2,896)	(2,881)
Others, net	17,327	2,478	13,371	7,496
Income before tax	25,323	3,621	51,538	31,650
Income tax expenses	(2,181)	(312)	(6,878)	(8,393)
Net income	23,142	3,309	44,660	23,257
Net (loss)/income attributable to non-controlling interests shareholders	3,511	502	3,301	(910)
Net income attributable to the Company's ordinary shareholders	19,631	2,807	41,359	24,167
Net income	23,142	3,309	44,660	23,257
Other comprehensive income/(loss):
Foreign currency translation adjustments	(3,308)	(473)	1,020	1,374
Total comprehensive income	19,834	2,836	45,680	24,631
Total comprehensive (loss)/income attributable to non-controlling interests shareholders	2,799	400	3,803	(1,398)
Total comprehensive income attributable to the Company's ordinary shareholders	¥ 17,035	$ 2,436	¥ 41,877	¥ 26,029
Basic
Basic | (per share)	¥ 6.89	$ 0.99	¥ 13.83	¥ 7.69
Diluted
Diluted | (per share)	¥ 6.45	$ 0.92	¥ 13.43	¥ 7.61
Weighted average number of shares
Basic	2,847,199,686	2,847,199,686	2,989,701,855	3,144,233,160
Diluted	2,978,037,127	2,978,037,127	3,076,061,616	3,170,542,396
ADS
Basic
Basic | (per share)	¥ 13.79	$ 1.97	¥ 27.67	¥ 15.37
Diluted
Diluted | (per share)	¥ 12.9	$ 1.84	¥ 26.86	¥ 15.23
Products
Net revenues
Total net revenues	¥ 1,023,802	$ 146,402	¥ 928,007	¥ 871,224
Service
Net revenues
Total net revenues	¥ 285,283	$ 40,795	¥ 230,812	¥ 213,438